mars hill partners, llc

ADVISORSHARES MARS HILL GLOBAL RELATIVE VALUE ETF (NYSE Arca Ticker:  GRV)

Summary Prospectus – October 28, 2011

Before you invest in the Fund, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and the risks of investing in the Fund.  The Fund’s current prospectus and statement of additional information, each dated October 28, 2011, as supplemented from time to time, are incorporated by reference into this summary prospectus.  You can find the Fund’s prospectus and statement of additional information, as well as other information about the Fund, online at  http://advisorshares.com/fund/grv.  You may also obtain this information at no charge by calling 877.THE.ETF1 (877.843.3831) or by sending an email request to info@advisorshares.com.

INVESTMENT OBJECTIVE
The Mars Hill Global Relative Value ETF (the “Fund”) seeks to provide average annual returns in excess of the total return of the MSCI World Index (the “Index”), with comparable volatility and little to no correlation with the Index.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of average net assets)
MANAGEMENT FEES	1.35%
DISTRIBUTION (12b-1) FEES	0.00%
TOTAL OTHER EXPENSES	1.98%
Short Interest Expense	1.62%
Other Expenses	0.36%
ACQUIRED FUND (UNDERLYING ETF) FEES AND EXPENSES(a)	0.09%
TOTAL ANNUAL FUND OPERATING EXPENSES(b)	3.42%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(c)	0.21%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	3.21%

(a)
As a shareholder in certain Underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” do not reflect the operating expenses of exchange-traded products that are not investment companies in which the Fund invests, including exchange-traded notes and certain exchange –traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940.

(b)
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

(c)
The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets for at least a year from the date of this Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

mars hill partners, llc

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds.  This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Mars Hill Global Relative Value ETF	$324	$1,031	$1,761	$3,689

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 751% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in both long and short positions in other exchange-traded funds (the “Underlying ETFs”) that offer diversified exposure to global regions, countries, styles (market capitalization, value, growth, etc.) or sectors, and other exchange-traded products (“ETPs”), including but not limited to exchange-traded notes (“ETN”), exchange-traded currency trusts and closed-end funds.  In addition, the Fund may use liquid futures contracts, swaps and other derivatives tied to broad market indices when establishing net long or net short exposure on top of the core long/short portfolio.

Mars Hill Partners, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by taking long positions in the Underlying ETFs that invest in what it believes to be the most relatively attractive global regions and countries within those regions, and by establishing an equivalent dollar amount of short positions in the Underlying ETFs that invest in what it believes to be the most relatively unattractive global regions and countries within those regions.  By maintaining a core portfolio construction of equal long and short dollar exposure, the Sub-Advisor seeks to minimize the influence of directional trends and market exposure (“beta”), and instead seeks to profit from the relative performance between long and short positions in global regions, countries, styles or sectors.  From time-to-time, the Sub-Advisor also may engage in leveraging techniques through the use of derivatives to add directional exposure of up to 50% net long or net short exposure on top of its core long/short portfolio.  In doing so, the Sub-Advisor seeks to generate additional profits for the Fund by being net long when stock markets are rising and net short when markets are falling.  On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and Underlying ETFs that invest in these and other highly liquid instruments to collateralize its derivative positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance.  Because the risks and returns of different Underlying ETFs and ETPs can vary widely over any given time period, the Fund’s performance could suffer if a particular Underlying ETF or ETP does not perform as expected.

Closed-End Fund Risk.  Closed-end fund shares frequently trade at persistent and ongoing discounts to the net asset value of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund. While the Fund seeks to take advantage of differences between the net asset value of closed-end fund shares and any secondary market premiums or discounts, the Fund may not be able to do so.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives (including option contracts) create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Early Closing Risk.  An unanticipated early closing of NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

mars hill partners, llc

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees.  ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Liquidity Risk.  Trading in shares of the Fund, an Underlying ETF or an ETP may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, the Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Fund.

Portfolio Turnover Risk.  The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Sales Risk.  Short sales involve the sale of a security the Fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that the Fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Trading Risk.  Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying ETF and ETP Investment Risk.  Through its investments in the Underlying ETFs and ETPs, the Fund will be subject to the risks associated with such vehicles investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an Underlying ETF or ETP could decrease.  These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the Underlying ETFs or ETPs and their exposure to various security types and geographic regions.

•
Commodity Risk. Because certain of the Underlying ETFs and ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such Underlying ETF and ETPs. An Underlying ETF’s or ETP’s investment in commodities or commodity-linked derivative instruments may subject the Underlying ETF or ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

•
Credit Risk. Certain of the Underlying ETFs and ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the Underlying ETF’s or ETP’s share price to fall.  The Underlying ETFs and ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETF’s or ETP’s investments in, or an ETN’s exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk. The prices of equity securities in which an Underlying ETF invests, or an ETP is exposed to, rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Fixed Income Risk.  An Underlying ETF’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected.  Either situation could cause the Underlying ETF to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•
Foreign Currency Risk.  Currency movements may negatively impact the value of an Underlying ETF or ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain of the Underlying ETFs and ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETFs or ETPs may if there is volatility in currency exchange rates.

•
Foreign Securities Risk.  An Underlying ETF’s investments in, or an ETP’s exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•
Interest Rate Risk. An Underlying ETF’s investments in, or an ETP’s exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time.  As with any investment whose yield reflects current interest rates, an Underlying ETF’s or ETP’s yield will change over time.  During periods when interest rates are low, an Underlying ETF’s or ETP’s yield (and total return) also may be low.  To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

•
Large-Cap Risk.  An Underlying ETF may invest in large-cap companies.  Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies.

mars hill partners, llc

•
Real Estate Investment Trusts (REITs) Risk.  Certain of the Underlying ETFs invest in REITs.  An Underlying ETF’s investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.  In addition, REITs have their own expenses, and the Underlying Fund will bear a proportionate share of those expenses.

•
Small-Cap Risk. An Underlying ETF may invest in small-cap companies.  Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends.  During a period when small-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETF’s performance could be reduced.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

MANAGEMENT

Name	Title
AdvisorShares Investments, LLC	Advisor

Mars Hill Partners, LLC	Sub-Advisor

PORTFOLIO MANAGERS

Name and Title	Length of Service with Sub-Advisor

David A. Houle, CFA	Joined Mars Hill Partners, LLC in January, 2010.
Partner, Portfolio Manager

Elliott J. Orsillo, CFA	Joined Mars Hill Partners, LLC in January, 2010.
Partner, Portfolio Manager

PURCHASE AND SALE OF FUND SHARES

The Fund issues shares on a continuous basis at the NAV only in a large specified number of shares called a “Creation Unit.”  The shares of the Fund that trade on the Exchange are “created” at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares.  A “creator” enters into an authorized participant agreement (“Participant Agreement”) with the Distributor or a Depository Trust Company (“DTC”) participant who has executed a Participant Agreement (an “Authorized Participant”), and deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash, together totaling the NAV of the Creation Unit(s), in exchange for 50,000 shares of the Fund (or multiples thereof).

Similarly, shares can only be redeemed in Creation Units, generally 50,000 shares, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash together totaling the NAV of the Creation Unit(s).  Shares are not redeemable from the Fund except when aggregated in Creation Units.  The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form prescribed in the Participant Agreement.

Individual Fund shares may only be purchased and sold in secondary market transactions through brokers.  The shares of the Fund are listed on the Exchange, and because shares trade at market prices rather than at net asset value, shares may trade at a value greater than or less than their net asset value.

TAX INFORMATION
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account (“IRA”).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Advisor or the Sub-Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing broker-dealers or other intermediaries and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.